Prepayments and other assets (Tables)	12 Months Ended
Mar. 31, 2024
Prepayments And Other Assets
Schedule of current and non-current prepayments and other assets

	March 31,
Current	2023	2024
Advance to vendors (net of allowance)	804,201	1,298,798
Advance to joint venture (net of allowance)	-	6,319
Balance with statutory authorities	41,973	98,823
Prepaid expenses	102,299	63,399
Due from employees	3,451	8,328
Others	-	12,194
Total	951,924	1,487,861

Non-current
Prepaid expenses	1,177	755
	1,177	755

Schedule of changes in allowance for doubtful advances

The movement in the allowance for doubtful advances:

	March 31,
	2023	2024
Balance at the beginning of the year	22,967	59,612
Provisions accrued during the year	38,860	10,025
Amount written off during the year	(2,215)	-
Balance at the end of the year	59,612	69,637